NAIC Growth Fund, Inc.
December 31, 2001
Annual Report





Contents
Report to Shareowners	 	 		 2
Statement of Assets and Liabilities		 3
Statement of Operations		 		 4
Statements of Changes in Net Assets		 5
Financial Highlights				 6
Portfolio of Investments		 	 7
Notes to Financial Statements			10
Report of Independent Public Accountants	14
Dividends and Distributions			15
NAIC Growth Fund, Inc., Board of Directors	19
Shareowner Information				21


Report to Shareowners:
December 31, 2001


	The events of 2001 caused turmoil in the stock market with the attacks on America and the realization that the economy has been in a recession since at least march. Stock prices actually began a downward trend in 2000. Based on historical averages, however, prices did not appear to decline to a point where they seemed to be bargains. Even with lower prices, many stocks sold at fairly high multiples, even those operating in the "old" economy.
	For the year, the Dow Jones Industrial  Average declined
7.1%, while the S&P 500 was down 13.0%. Hardest hit was the Nasdaq that dropped 21.1%. The net asset value for the Fund, adjusted for dividends, declined 1.6%. While negative numbers are never welcome, the Fund did outperform the popular averages in 2001.
	There were some sales primarily made earlier in the year, resulting in capital gains for the Fund. Those stocks sold included two small holdings that were acquired because of spin-offs - McData and Zimmer. In addition, the Fund trimmed holdings in American International Group and Household International. Sold outright were Reuters, Coca Cola, Dallas Semiconductor and Cooper Industries.
	The Fund added shares in Comerica, ConAgra, General
Electric, Merck, Pfizer and Vishay Intertechnology. Four of those purchases were made in late September following the attack on the United States and when the stock market had declined quite dramatically.
	The Board of Directors declared two dividends during the year. The first was paid August 1, while the second that included a capital gains distribution was paid on january 30, 2002. In total, the cash dividends amounted to $0.6725.


Thomas E. O'Hara
Chairman
Kenneth S.Janke
President





NAIC Growth Fund, Inc.
Statement of Assets and Liabilities
As of December 31, 2001

ASSETS

Investment securities
   -at market value (cost $8,906,660)
					      $20,858,933
Short-term investments
   -at amortized cost				3,495,372
Cash and cash equivalents			  931,199
Dividends & interest receivable 		   41,050
Prepaid insurance		  		   10,852
Prepaid fees		  	                   15,000

					       25,352,406
LIABILITIES

Dividends payable	     1,391,374
Accounts payable		51,823	        1,443,197

TOTAL NET ASSETS			      $23,909,209


SHAREOWNERS' EQUITY

 Common Stock-par value $0.001 per share;
   authorized 50,000,000 shares,
      outstanding 2,158,842 shares	   $        2,159
Additional Paid-in Capital		       11,954,470
Undistributed net investment income		      307
Unrealized appreciation of investments
					       11,952,273


SHAREOWNERS' EQUITY			      $23,909,209

NET ASSET VALUE PER SHARE			$   11.08


See notes to financial statements
















NAIC Growth Fund, Inc.
Statement of Operations
For the Year Ended December 31, 2001

INVESTMENT INCOME

     Interest			$	  151,248
     Dividends				  311,703

		                          462,951
EXPENSES

     Advisory fees	        182,924
     Legal fees	                 57,821
     Transfer agent 	         34,326
     Audit fees	                 22,000
     Insurance	                 17,668
     Directors' fees & expenses  13,297
     Custodian fees	         13,046
     Other professional services 12,000
     Mailing & postage	          9,805
     Other fees & expenses	  8,643
     Printing	                  8,554
     Annual sharehowners' meeting 3,455

     Net Expenses		          383,539

          Net investment income		   79,412

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

     Realized gain on investments:
        Proceeds from sale of investment securities	1,962,392
        Cost of investment securities sold	          591,849

          Net realized gain on investments		1,370,543

     Unrealized appreciation of investments:
        Unrealized appreciation at beginning of year	13,807,151
        Unrealized appreciation at end of year	        11,952,273

          Net change in unrealized appreciation on investments
	                                               (1,854,878)
              Net realized and unrealized loss on investments
	                                                 (484,335)

NET DECREASE FROM OPERATIONS	                $	 (404,923)

See notes to financial statements










NAIC Growth Fund, Inc.
Statements of Changes in Net Assets
For the years ended:
		          December 31, 2001     December 31, 2000
FROM OPERATIONS:

Net investment income	          $   79,412	   $    183,239
Net realized gain
on investments	                   1,370,543	      2,875,672
Net change in unrealized
appreciation on investments	  (1,854,878)	      1,481,679
        Net decrease/increase
        from operations	            (404,923)	      4,540,590
DISTRIBUTIONS TO STOCKHOLDERS FROM:

Net investment income	              80,695		186,201
Net realized gain from
investment transactions	           1,370,543	      2,875,672
        Total distributions	   1,451,238	      3,061,873

FROM CAPITAL STOCK TRANSACTIONS:

Dividend reinvestment	           1,607,357		 47,746
Cash purchases	                     230,222		 49,622
Net increase from capital
 stock transactions	           1,837,579	         97,368

 Net increase/(decrease)
   in net assets	             (18,582)	      1,576,085

TOTAL NET ASSETS:

Beginning of year	         $23,927,791	    $22,351,706

End of year
(including undistributed net
investment income of $307 and
 $1,590, respectively)	         $23,909,209	    $23,927,791

Shares:

Shares issued to common
stockholders under the dividend
 reinvestment and cash purchase plan 158,525		 6,512
Shares issued to common stockholders
 for the December 2000,
 15% stock dividend	                0	       260,823
Shares at beginning of year	   2,000,317	     1,732,982

Shares at end of year	           2,158,842	     2,000,317


See notes to financial statements














NAIC Growth Fund, Inc.
  Financial Highlights (a)
  For the years ended:

	                2001      2000      1999    1998     1997
Net asset value at
  beginning of year   $11.96	$11.22    $10.86   $9.56    $7.89

Net investment income    .04	   .09       .08     .12      .09
  Net realized and
  unrealized gain
  (loss) on investments (.25)     2.18       .76    1.68     1.99
Total from investment
  operations		(.21)	  2.27	     .84    1.80     2.08

Distribution from:
  Net investment income	(.04)	  (.09)	    (.09)   (.11)    (.09)
  Realized gains	(.63)	 (1.44)	    (.39)   (.39)    (.32)
    Total distributions (.67)	 (1.53)	    (.48)   (.50)    (.41)

Net asset value at end
 of period	      $11.08    $11.96    $11.22  $10.86    $9.56

Per share market
    value,
    end of   Ask      10 3/4 	    11	  10 1/4  10 3/4    15 1/4
    period   Bid      10 1/4    10 1/2        10  10 1/4    14 1/2

Total Investment Return Annualized:

Based on market value
    1 year              3.70%    30.90%     2.85% (25.42%)  58.50%
    from inception     11.66%	 12.57%    10.28%  11.30%   17.84%
Based on net asset value
    1 year             (1.59%)   27.27%     7.75%  18.84%   26.43%
    from inception     12.42%    13.81%    13.15%  13.79%   13.69%

Net Assets,
end of year (mil) $23,909.2  $23,927.8  $22,351.7 $20,701.2 $17,335.3

Ratios to average net assets
    annualized:
Ratio of expenses to
    average net
    assets(b)           1.57%     1.25%     1.00%   0.83%    0.96%
Ratio of net investment income
    to average
    net assets(b)       0.32%     0.74%     0.70%   1.13%    0.96%
Portfolio turnover
    rate                1.77%    10.61%     4.20%   5.87%    6.31%


(a) All per share data for 2000, 1999, 1998, and 1997 has been restated to reflect the effect of a 15% stock dividend which was declared on august 18, 2000 and paid on September 29, 2000 to shareholders of record on Sept. 18, 2000.
(b) For the years ended 2000, 1999, 1998, and 1997, the adviser voluntarily waived all or a portion of its fees. Had the adviser not done so in 2000, 1999, 1998, and 1997 the ratio of expenses to average net assets would have been 1.44%, 1.37%, 1.39%, and 1.69% and the ratio of net investment income to average net assets would have been 0.55%, 0.32%, 0.57%, and 0.23% for each of these years.









NAIC Growth Fund, Inc.
Portfolio of Investments -
December 31, 2001
% Common Stock   		Shares     Cost      Market

3.6	 Auto Replacement
Dana Corporation		10,000    $223,000   $138,800
O'Reilly Auto*			20,000	   242,606    729,400

10.6	Banking
Bank One Corp.			 7,000	   212,495    273,350
Citigroup			20,000	    79,167  1,009,600
Comerica, Inc.			 6,000	   199,635    343,800
Huntington Banc.		24,200	   221,907    415,998
Synovus Financial		20,000	   140,937    501,000

3.4	Building Products
Clayton Homes                	20,000	   221,325    342,000
Johnson Controls		 6,000	    96,895    484,500

5.1      Chemicals
OM Group, Inc.			10,000	   344,650    661,900
Polyone Corp.			10,000	    88,000     98,000
RPM				18,000	   190,250    260,280
Sigma Aldrich			 5,000	    94,937    197,050


0.5	 Computers
EMC Corp.*			10,000	    70,912    134,400

3.0	Consumer Products
Colgate-Palmolive		 8,000	    98,500    462,000
Newell Rubbermaid		 9,000	   237,375    248,130

6.3 	Electrical Equipment
American Power Conv.*		10,000	   190,531    144,600
Federal Signal			12,000	   280,562    267,240
General Electric		15,000	   149,886    601,200
Vishay Intertech*		25,000     245,379    487,500

2.2 	Electronics
Diebold				10,000	   269,187    404,400
Molex, Inc.			 5,000	    81,979    135,250

9.6	Ethical Drugs
American Home Prod.		 6,000	    90,510    368,160
Bristol-Myers Squibb		 6,000	   101,400    306,000
Eli Lilly			 6,000	    91,687    471,240
Johnson & Johnson		 4,000	    45,500    236,400
Merck & Co., Inc.		 6,000	   149,805    352,800
Pfizer, Inc.			14,000	   129,140    557,900

6.3	Financial Services
Household Int'l			19,000     175,353  1,100,860
State Street Boston		 8,000	    75,500    418,000


4.9	Food
Albertson's			 7,000	   235,331    220,430
ConAgra				12,000	   206,025    285,240
Heinz, H.J.                      6,000	   179,375    246,720
McCormick & Co.                 10,000     223,975    419,700


6.9	Hospital Supplies
Biomet Corp.   			15,750     122,250    486,675
Invacare			10,000     245,375    337,100
Stryker Corp.         		14,000     160,063    817,180

1.9	Industrial Services
Donaldson Co.                   12,000     162,563    466,080

4.7	Insurance
AFLAC, Inc.   			20,000     143,906    491,200
American Int'l Group		 8,000	    67,499    635,200


1.7	Machinery
Emerson Electric Co. 		 7,000	   170,393    399,700

4.3	Multi Industry
Carlisle			 8,000     318,631    295,840
Pentair				 7,000     171,894    255,570
Teleflex			10,000     277,938    473,100

1.4	Office Equipment
Hon Industries			12,000     283,938    331,800

1.0	Restaurants
McDonald's			 8,000	    53,625    211,760

1.3	Realty Trust
First Industrial
   Realty Trust			10,000     257,463    311,000

1.6	Semiconductor
Intel				12,000     228,563    377,400

2.4	Soft Drinks
PepsiCo				12,000     205,374    584,280

0.5	Telecommunications
ADC Telecom.*			24,000      14,156    110,400

2.2	Transportation
Sysco Corp.			20,000     142,750    524,400

1.8	Utilities
CenturyTel, Inc.		13,000     196,563    426,400

87.2% Investment
	Securities		      $8,906,660  $20,858,933

Short-term Investments

14.6     United States Treasury Bill,
	Maturing 1/24/2002			   $3,495,372

 3.9      Misc. Cash Equivalents		      931,199
18.5%						   $4,426,571

Total Investments				  $25,285,504

(5.7%)  All other assets less liabilities	   (1,376,295)

100%  TOTAL NET ASSETS	                          $23,909,209


	    Top Ten Holdings - NAIC Growth Fund, 12/31/01

		                Market              % of
Company	                        Value       Portfolio Investments


Household Int'l		      $1,100,860	    4.6

Citigroup		       1,009,600 	    4.2

Stryker Corp.			 817,180            3.4

O'Reilly Auto			 729,400            3.1

OM Group                         661,900            2.8

American Int'l Group             635,200            2.7

General Electric                 601,200            2.5

PepsiCo				 584,280            2.4

Pfizer				 557,900            2.3

Sysco				 524,400            2.2



NAIC Growth Fund, Inc.
Notes to Financial Statements
(1)  ORGANIZATION
The NAIC Growth Fund, Inc. (the  "Fund") was organized under
Maryland law on April 11, 1989 as a diversified closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on July 2, 1990.

(2)  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Fund not otherwise set forth in the notes to financial statements:

Dividends and Distributions - Dividends from the Fund's net investment income and realized net long- and short-term capital gains will be declared and distributed at least annually. Shareowners may elect to participate in the Dividend Reinvestment and Cash Purchase Plan (see Note 4).

Investments - Investments in equity securities are stated at market value, which is determined based on quoted market prices or dealer quotes. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, the Fund utilizes the amortized cost method to determine the carrying value of short-term debt obligations. Under this method, investment securities are valued for both financial reporting and Federal tax purposes at amortized cost, which approximates fair value. Any discount or premium is amortized from the date of acquisition to
maturity.   Investment security purchases and sales are accounted for on a trade date basis. Interest income is accrued on a daily basis while dividends are included in income on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the united states requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes - The Fund intends to comply with the general qualification requirements of the Internal Revenue Code applicable to regulated investment companies. The Fund intends to distribute at least 90% of its taxable income, including net long-term capital gains, to its shareowners. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.


The following information is based upon Federal income tax cost of portfolio investments as of December 31, 2001:

	Gross unrealized appreciation            $   12,133,419
	Gross unrealized depreciation		       (181,146)

    	     Net unrealized appreciation	 $   11,952,273

	Federal income tax cost	                 $    8,906,660

Expenses -The Fund's service contractors bear all expenses in connection with the performance of their services. The Fund bears all expenses incurred in connection with its operations including, but not limited to, management fees (as discussed in Note 3), legal and audit fees, taxes, insurance, shareowner reporting and other related costs. Such expenses will be charged to expense daily as a percentage of net assets. The Advisory Agreement provides that the Fund may not incur annual aggregate expenses in excess of two percent (2%) of the first
Ten Million Dollars of the Fund's average net assets, one and one-half percent (1 1/2%) of the next Twenty Million Dollars of the average net assets, and one percent (1%) of the remaining average net assets for any fiscal year. Any excess expenses shall be the responsibility of the Investment Adviser, and the pro rata portion of the estimated annual excess expenses will be offset against the Investment Adviser's monthly fee.

A director of the Fund provides professional services to the fund. The fees for those services amounted to $12,000 for the year ended
December 31, 2001.

(3)  MANAGEMENT ARRANGEMENTS
Investment Adviser - Growth Fund Advisor, Inc., serves as the Fund's Investment Adviser subject to the Investment Advisory Agreement, and is responsible for the management of the Fund's portfolio, subject to review by the board of directors of the Fund.
For the services provided under the Investment Advisory Agreement, the Investment Adviser receives a monthly fee at an annual rate of three-quarters of one percent (0.75%) of the average weekly net asset value of the Fund, during the times when the average weekly net asset value is at least $3,800,000. The Investment Adviser will not be entitled to any compensation for a week in which the average weekly net asset value falls below $3,800,000.

Custodian and Plan Agent - Standard Federal Bank, NA (SFB) serves as the Fund's custodian pursuant to the Custodian Agreement.
As the Fund's custodian, SFB receives fees and compensation of expenses for services provided including, but not limited to, an annual account charge, annual security fee, security transaction fee and statement of inventory fee. American Stock Transfer and Trust
Company serves as the Fund's transfer agent

and dividend disbursing agent pursuant to Transfer Agency and
Dividend Disbursement Agreements.   American Stock Transfer and
Trust Company receives fees for services provided including, but not limited to, account maintenance fees, activity and transaction processing fees and reimbursement of out-of-pocket expenses such as forms and mailing costs.

(4)  DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
The Fund has a Dividend Reinvestment and Cash Purchase Plan (the
"Plan") which allows shareowners to reinvest dividends paid and make additional contributions. Under the Plan, if on the valuation date the net asset value per share is lower than the market price at the close of trading on that day, then the Plan Agent will elect on behalf of the shareowners who are participants of the Plan to take the dividends in newly issued shares of the Fund's common stock. If net asset value exceeds the market price on the valuation date, the Plan Agent will elect to receive cash dividends, and will promptly buy shares of the Fund's common stock on whatever market is consistent with best price and execution. The number of shares credited to each shareowner participant's account will be based upon the average purchase price for all shares purchased.

(5)  DISTRIBUTIONS TO SHAREOWNERS
On May 17, 2001, a distribution of $0.028 per share aggregating $59,864 was declared from net investment income. The dividend was paid August 1, 2001, to shareowners of record June 29, 2001. On December 6, 2001, a distribution of $0.6445 per share aggregating $1,391,374 was declared from net investment income and realized gains. the dividend was paid January 30, 2002, to shareowners of record December 27, 2001.

The tax character of distributions paid during 2001 and 2000 was as follows:

			            2001               2000
Distributions paid from:
	Ordinary income          $   80,695        $  186,201
	Long-term capital gain    1,370,543         2,875,672
				 $1,451,238	   $3,061,873

As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	                  $       307
Unrealized appreciation                           $11,952,273

(6)  Investment transactions
Purchases and sales of securities, other than short-term securities for the year ended December 31, 2001, were $365,421 and $1,962,392, respectively.

(7)  FINANCIAL HIGHLIGHTS
The Financial Highlights present a per share analysis of how the Fund's net asset value has changed during the years presented. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements. The Total Investment Return based on market value assumes that shareowners bought into the Fund at the bid price and sold out of the Fund at the bid price. In reality, shareowners buy into the Fund at the ask price and sell out of the Fund at the bid price. Therefore, actual returns may differ from the amounts stated.

Report of Independent Public Accountants

To the Board of Directors and Shareowners of NAIC Growth Fund,
Inc.:

	We have audited the accompanying statement of assets and liabilities of NAIC GROWTH FUND, INC. (a Maryland corporation), including the portfolio of investments, as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

	We conducted our audits in accordance with generally accepted auditing standards in the united states. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

	In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of NAIC Growth Fund, Inc. as of December 31,
2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the united states.



	ARTHUR ANDERSEN LLP


Detroit, Michigan,
January 4, 2002.






NAIC Growth Fund, Inc.
Dividends and Distributions:  Dividend Reinvestment and Cash
Purchase Plan

	We invite you to join the Dividend Reinvestment and Cash
Purchase Plan (the "Plan"), which is provided to give you easy and economical ways of increasing your investment in the Fund's shares. THOSE SHAREOWNERS WHO HAVE ELECTED TO
PARTICIPATE IN THE PLAN NEED NOT DO ANYTHING
FURTHER TO MAINTAIN THEIR ELECTION.

	American Stock Transfer and Trust Company will act as the Plan Agent on behalf of shareowners who are participants in the Plan.

	All shareowners of the Fund (other than brokers and nominees of financial institutions) who have not previously elected to participate in the Plan or who have terminated their election may elect to become participants in the Plan by filling in and signing the form of authorization obtainable from American Stock Transfer and Trust
Company, the transfer agent for the Fund's shares and the shareowners' agent for the Plan, and mailing it to American Stock Transfer and Trust Company P.O. Box 922 Wall Street Station, New York, NY 10038.
The authorization must be signed by the registered shareowners of an account. Participation is voluntary and may be terminated or resumed at any time upon written notice from the participant received by the Plan Agent prior to the record date of the next dividend. Additional information regarding the election may be obtained from the Fund.

	Dividend payments and other distributions to be made by the Fund to participants in the Plan either will be paid to the Plan Agent in cash (which then must be used to purchase shares in the open market) or, will be represented by the delivery of shares depending upon which of the two options would be the most favorable to participants, as hereafter determined. On each date on which the Fund determines the net asset value of the shares (a Valuation Date), and which occurs not more than five business days prior to a date fixed for payment of a dividend or other distribution from the Fund, the Plan Agent will compare the determined net asset value per share with the market price per share. For all purposes of the Plan, market price shall be deemed to be the highest price bid at the close of the market by any market maker on the date which coincides with the relevant Valuation Date, or, if no bids were made on such date, the next preceding day on which a bid was made. The market price was $10.75 on December 31, 2001. If the net asset value in any such comparison is found to be lower than said market price, the Plan Agent will demand that the Fund satisfy its obligation with respect to any such dividend or other distribution by issuing additional shares to the Participants in the Plan at a price per share equal to the greater of the determined net asset value per share or ninety-five percent (95%) of the market price per share determined as of the close of business on the relevant Valuation Date. However, if the net asset value per share (as determined above) is higher than the market price per share, then the Plan Agent will demand that the Fund satisfy its obligation with respect to any such dividend or other distribution by a cash payment to the Plan Agent for the account of Plan participants and the Plan Agent then shall use such cash payment to buy additional shares in the open market for the account of the Plan participants, provided, however, that the Plan Agent shall not purchase shares in the "open market" at a price in excess of the net asset value as of the relevant Valuation Date. In the event the Plan Agent is unable to complete its acquisition of shares to be purchased in the "open market" by the end of the first trading day following receipt of the cash payment from the Fund, any remaining funds shall be used by the Plan Agent to purchase newly issued shares of the Fund's common stock from the Fund at the greater of the determined net asset value per share or ninety-five percent (95%) of the market price per share as of the date coinciding with or next preceding the date of the relevant Valuation
Date.

		Participants in the Plan will also have the option of making additional cash payments to the Plan Agent, on a monthly basis, for investment in the Fund's shares. Such payments may be made in any amount from a minimum of $50.00 to a maximum of $1,000.00 per month. The Fund may, in its discretion, waive the maximum monthly limit with respect to any participant. At the end of each calendar month, the Plan Agent will determine the amount of funds accumulated. Purchases made from the accumulation of payments during any one calendar month will be made on or about the first business day of the following month (Investment Date). The funds will be used to purchase shares of the Fund's common stock from the Fund if the net asset value of the shares is lower than the market price as of the Valuation Date which occurs not more than five business days prior to the relevant Investment Date. In such case, such shares will be newly issued shares and will be issued at a price per share equal to the greater of the determined net asset value per share or ninety-five percent (95%) of the market price per share. If the net asset value per share is higher than the market price per share, then the Plan Agent shall use such cash payments to buy additional shares in the open market for the account of the Plan participants, provided, however, that the Plan Agent shall not purchase shares in the "open market" at a price in excess of the net asset value as of the relevant Valuation Date. In the event the Plan
Agent is unable to complete its acquisition of shares to be purchased in the "open market" by the end of the Investment Date, any remaining cash payments shall be used by the Plan Agent to purchase newly issued shares of the Fund's common stock from the Fund at the greater of the determined net asset value per share or ninety-five (95%) percent of the market price per share as of the relevant Valuation Date. All cash payments received by the Plan Agent in connection with the Plan will be held without earning interest. To avoid unnecessary cash accumulations, and also to allow ample time of receipt and processing by the Plan Agent, participants participants that wish to make voluntary cash payments should send such payments to the Plan Agent in such a manner that assures that the Plan Agent will receive and collect Federal Funds by the end of the month. This procedure will avoid unnecessary accumulations of cash and will enable participants to realize lower brokerage commissions and to avoid additional transaction charges. If a voluntary cash payment is not received in time to purchase shares in any calendar month, such payment shall be invested on the next
Investment Date. A participant may withdraw a voluntary cash payment by written notice to the Plan Agent if the notice is received by the Plan Agent at least forty-eight hours before such payment is to be invested by the Plan Agent.

	American Stock Transfer and Trust Company as the Plan
Agent will perform bookkeeping and other administrative functions, such as maintaining all shareowner accounts in the Plan and furnishing written confirmation of all transactions in the account, including information needed by shareowners for personal and tax records.
Shares in the account of each Plan participant will be held by the Plan Agent in noncertificated form in the name of the participant, and each shareowner's proxy will include those shares purchased pursuant to the Plan and of record as of the record date for determining those shareowners who are entitled to vote on any matter involving the Fund. In case of shareowners such as banks, brokers or nominees, which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by such shareowners as representing and limited to the total number of shares registered in the shareowner's name and held for the account of beneficial owners who have elected to participate in the Plan.

	There are no special fees or charges to participants other than reasonable transaction fees and a termination fee of $15.00 plus 10 cents per share.

	With respect to purchases from voluntary cash payments, the Plan Agent will charge a pro rata share of the brokerage commissions, if any. Brokerage charges for purchasing small blocks of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, as the Plan Agent will be purchasing shares for all participants in larger blocks and prorating the lower commission rate thus applied.

	The automatic reinvestment of dividends and distributions will not relieve participants of any income tax liability associated therewith.


Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payment received and any dividend or distribution to be paid subsequent to a date specified in a notice of the change sent to all shareowners at least ninety days before such specified date. The Plan may also be terminated on at least ninety days written notice to all shareowners in the Plan. All correspondence concerning the Plan should be directed to American Stock Transfer and Trust Company, P.O. Box 922 Wall Street Station, New York, NY
10038.






 Directors
 Directors Who Are Interested Persons of the Fund

Name, Address
and Age*
Position(s)
Held with
Fund
Term of
Office and
Length of
Time Served
Principal Occupation(s) During
Past 5 Years
Number of
Portfolios in Fund
Complex Overseen
by Director or
Nominee for
Director**
Other
Directorships
Held by
Director or
Nominee for
Director

Thomas E.
O'Hara
Age 86

Chairman of the Board and
DirectorTerm of office one year.
Served as a director since 1989.
Chairman Emeritus of the Board
and Trustee of the National
Association of Investors
Corporation, a nonprofit
corporation engaged in investment
education ("NAIC") and Chairman
Emeritus and Director of Growth
Fund Advisor, Inc., the Fund's
investment adviser (the
"Investment Adviser") February,
2002 to present. Chairman and
Trustee of NAIC and Chairman
and Director of the Investment
Adviser to February, 2002.
One
None.


Kenneth S.
Janke
Age 67

Director, President and Treasurer
Term of office one year. Served as a
director since 1989.Chairman, Chief Executive
Officer and Trustee of NAIC and Chairman,
Chief Executive Officer
and Director of the Investment
Adviser February, 2002 to present.
President and Trustee of NAIC and
President and Director of the
Investment Adviser to February,
2002.
One
Director,
AFLAC.

Lewis A.
Rockwell
Age 83

Director and Secretary
Term of office one year. Served as a
director since 1989. Counsel to the law firm of Bodman, Longley & Dahling LLP, counsel to the Fund, NAIC and the Investment Adviser; Trustee and
Secretary of NAIC; Director and
Secretary of the Investment Adviser.
One
None.

Peggy L.
Schmeltz
Age 74

DirectorTerm of office one year.
Served as a director since 1989.
Adult Education Teacher; Trustee
of NAIC; Director of Bowling
Green State University Foundation
Board.
One
None.

*The address of each is the address of the Fund. Messrs. O'Hara, Janke and Rockwell and Mrs. Schmeltz are interested persons of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. Mr. O'Hara is an interested person because he is a trustee of NAIC and a director of the Investment Adviser. Messrs. Janke and Rockwell are interested persons because they are trustees and officers of NAIC and directors and officers of the Investment Adviser, as noted above. Mrs. Schmeltz is an interested person because she is a trustee of NAIC.
**The Fund is not part of any fund complex.



 Directors Who Are Not Interested Persons of the Fund

Name, Address
and Age*
Position(s)
Held with
Fund
Term of
Office and
Length of
Time Served
Principal Occupation(s) During
Past 5 Years
Number of
Portfolios in Fund
Complex Overseen
by Director or
Nominee for
Director**
Other
Directorships
Held by
Director or
Nominee for
Director

Cynthia P.
Charles
Age 80

DirectorTerm of office
one year. Served as a
director since 1989.Retired.
One
None.

Carl A. Holth
Age 69

DirectorTerm of office one year.
Served as a director since 1989.
President and Director, Greater
Detroit Capital Corporation;
Financial Consultant and President
of Carl A. Holth & Associates, Inc.
(a private financial consulting and
business appraisal firm); Director,
Sunshine Fifty, Inc., and Harrison
Piping Supply, Inc.
One
None.

Benedict J. Smith
Age 81

DirectorTerm of office one year.
Served as a director since 1989.
Retired; Director and Treasurer,
Detroit Executive Service Corps;
Director, Vista Maria; Trustee,
Henry Ford Health System,
Behavioral Services.
One
None.

James M. Lane
Age 72

DirectorTerm of office one year.
Served as a director since 1989.
Retired; Director, Chateau
Communities, Inc., Wheaton
College, William Tyndale College,
Baseball Chapel, Inc. and Christian
Camps, Inc.
One
None.




*The address of each is the address of the Fund.
**The Fund is not part of any fund complex.
The Fund's Investment Adviser is a wholly owned subsidiary of N.A.I.C. Holding Corporation, a Michigan corporation which conducts no business activities. NAIC and N.A.I.C. Holding Corporation are each wholly owned subsidiaries of the National Association of Investment Clubs Trust (the "Trust"). Mr. O'Hara is the Chairman Emeritus and a Trustee of the Trust; Mr. Janke is the Chairman, Chief Executive Officer and a Trustee of the Trust; and Mr. Rockwell is the Secretary and a Trustee of the Trust. The Fund is the Investment Adviser's sole advisory client.
No director or nominee for election as director, nor any of their immediate family members, owns any securities beneficially or of record in the Fund's Investment Adviser or any of its affiliates. There were four meetings of the Board of Directors held during 2001. Each Director attended at least 75% of the meetings of the Board of Directors and committees of the Board on which he or she served during 2001.









NAIC Growth Fund, Inc.
Board of Directors

Thomas E. O'Hara
Chairman,
Highland Beach, FL


Lewis A. Rockwell
Secretary,
Grosse Pointe Shores, MI


Carl A. Holth
Director,
Clinton Twp., MI

Kenneth S. Janke
President,
Bloomfield Hills, MI


Benedict J. Smith
Director,
Birmingham, MI


James M. Lane
Director,
Highland Beach, FL

Peggy L. Schmeltz
Director,
Bowling Green, OH


Cynthia P. Charles
Director,
Ambler, PA














Shareowner Information

The ticker symbol for the NAIC Growth Fund, Inc., on the Chicago
Stock Exchange is GRF.   You may wish to visit the Chicago Stock
Exchange web site at www.chicagostockex.com.

The dividend reinvestment plan allows shareowners to automatically reinvest dividends in Fund common stock without paying commission. Once enrolled, you can make additional stock purchases through monthly cash deposits ranging from $50 to $1,000. For more information, request a copy of the Dividend Reinvestment Service for Stockholders of NAIC Growth Fund, Inc., from American Stock
Transfer and Trust Company, P.O. Box 922 Wall Street Station, New york, NY 10038 Telephone 1-800-937-5449

Questions about dividend checks, statements, account consolidation, address changes, stock certificates or transfer procedures write
American Stock Transfer and Trust Company, P.O. Box 922 Wall
Street Station, New york, NY 10038  Telephone 1-800-937-5449

Shareowners or individuals wanting general information or having questions, write NAIC, P.O. Box 220, Royal Oak, Michigan 48068.
Telephone 877-275-6242 or visit us at our website at www.naicgrowthfund.com.